Tax - Movement of deferred tax assets and liabilities commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Management's approved financial forecast period	5 years
Deferred tax assets	$ 7,498	$ 4,624
Deferred tax liability (asset)	(5,076)	49	$ (170)
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	9,200	16,900
Unused tax losses for which no deferred tax asset recognised	3,500	10,500
Temporary differences related to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches	11,700	12,700
Deferred tax liabilities	2,422	4,673
Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	1,200	700
Not subject to expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	3,600	10,900
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (3,300)	(2,600)
Period for substantial recovery of deferred tax assets (liabilities)	14 years
United States | 10 to 15 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (1,100)
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (700)	0
Period for majority recovery of deferred tax assets (liabilities)	8 years
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (3,900)	(800)
Unused tax losses | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(1,300)
Unused tax losses | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(700)
Recognition of previously unrecognized deferred tax assets	300
Unused tax losses | France | 9 to 18 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(700)
Unused tax losses | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (2,200)
Unused tax losses | Minimum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	10 years
Unused tax losses | Minimum | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	9 years
Unused tax losses | Maximum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	15 years
Unused tax losses | Maximum | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	18 years
Temporary differences from investments in subsidiaries and branches
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 700	$ 800
Pension | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 1,800